Note 8 - Stockholders' Equity (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2003
Dividends, Preferred Stock, Cash	$ 23,000
Common Stock, Capital Shares Reserved for Future Issuance	33,695	33,695
Treasury Stock, Value, Ending Balance	$ 69,556,000	$ 66,499,000
Treasury Stock, Shares, Ending Balance	2,409,096
Treasury Stock [Member]
Dividends, Preferred Stock, Cash
Treasury Stock, Value, Acquired, Cost Method	$ 4,558,000	$ 2,807,000	$ 6,252,000
Defined Contribution Plan, Employer Discretionary Contribution Value of Shares	1,500,000
Defined Contribution Plan, Employer Discretionary Contribution Share Amount	41,553
Convertible Preferred Stock Converted into Class A Common Stock [Member]
Conversion of Stock, Shares Issued	51,722
Convertible from Series A Preferred Stock to Class A Stock [Member]
Share for Share Conversion Number	20
Convertible from Series B Preferred Stock to Class A Stock [Member
Share for Share Conversion Number	30
Convertible from Series A Preferred Stock to Class B Stock [Member]
Share for Share Conversion Number	20
Convertible from Series B Preferred Stock to Class B Stock [Member]
Share for Share Conversion Number	30
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized	200,000
Preferred Stock, Dividend Rate, Percentage	6.00%	6.00%	6.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.25	$ 0.25	$ 0.25
Preferred Stock, Shares Outstanding, Ending Balance	200,000	200,000	200,000
Dividends, Preferred Stock, Cash	$ 3,000	$ 3,000	$ 3,000
No Par Value Preferred Stock [Member]
Preferred Stock, Shares Authorized	30,000
Preferred Class A [Member]
Preferred Stock, Shares Authorized	8,200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Non-designated	6,761,971
Series A Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Shares Outstanding, Ending Balance	407,240
Dividends, Preferred Stock, Cash	$ 20,000	20,000	20,000
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Shares Outstanding, Ending Balance	400,000
Dividends, Preferred Stock, Cash	$ 20,000	$ 20,000	$ 20,000
Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 11.931
Preferred Stock, Dividends Per Share, Declared	0	$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share	$ 12
Preferred Stock, Shares Outstanding, Ending Balance	37,529
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0	0	0
Series 2003 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized	500
Preferred Stock, Par or Stated Value Per Share	$ 0.025	$ 0.025	$ 0.025
Preferred Stock, Liquidation Preference Per Share	$ 15.50
Preferred Stock, Shares Outstanding, Ending Balance	500	500	500
Preferred Stock, Shares Issued, Total				967,742
Sale of Stock, Price Per Share				$ 16.60
Common Class A [Member]
Voting Rights, Percentage of Vote Per Share	0.05%
Common Stock, Capital Shares Reserved for Future Issuance	38,029	89,751
Treasury Stock, Value, Acquired, Cost Method	$ 4,600,000
Treasury Stock, Shares, Acquired	150,303
Common Class B [Member]
Stock Issued During Period, Profit Sharing Bonus Plan	0
Treasury Stock, Value, Acquired, Cost Method	$ 7,000
Treasury Stock, Shares, Acquired	200